MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED	12 Months Ended
Dec. 31, 2013
Mergers Acquisitions Disposals Disclosure [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

NOTE 4: MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

  On October 5, 2012, NBG announced a voluntary share exchange offer (the “Tender Offer”) to acquire all the outstanding ordinary registered shares, with a par value of 2.22 EUR per share, issued by Eurobank Ergasias S.A. (“Eurobank”) at an exchange ratio of 58 NBG newly issued ordinary registered shares for 100 Eurobank shares. The Tender Offer was approved by the Hellenic Capital Market Committee (“HCMC”) on January 10, 2013 and completed οn February 15, 2013. As of the date of completion of the Tender Offer on February 15, 2013, 84.4% of Eurobank's shareholders had tendered their shares pursuant to the Tender Offer. As a result 271 million new NBG ordinary shares were issued, as described above. The fair value of these shares issued as the consideration paid for the Eurobank shares acquired amounted to EUR 273 million and was based on the closing price of NBG's share on the ATHEX on February 15, 2013. The related acquisition costs amounted to EUR 17 million.

The following table presents the consolidated balance sheet of Eurobank as of December 31, 2012, prepared under IFRS, as extracted without modification from the audited financial statements published on March 30, 2013 as there was no more recent financial information near to the acquisition date.

EUROBANK ERGASIAS S.A	At December, 31 2012
Consolidated Balance Sheet	(EUR in millions)
ASSETS
Cash and balances with central banks	2,065
Loans and advances to banks	4,693
Financial instruments at fair value through profit or loss	710
Derivative financial instruments	1,888
Loans and advances to customers	43,171
Investment securities	9,469
Property, plant and equipment	1,306
Intangible assets	406
Deferred tax asset	2,106
Other assets	1,839
Total assets	67,653

LIABILITIES
Due to central banks	29,047
Due to other banks	2,772
Derivative financial instruments	2,677
Due to customers	30,752
Debt issued and other borrowed funds	1,365
Other liabilities	1,695
Total liabilities	68,308

EQUITY
Ordinary share capital	1,222
Share premium	1,451
Other reserves	(4,922)
Preference shares	950
Preferred securities	367
Non controlling interest	277

Total	(655)
Total equity and liabilities	67,653
Source: Audited financial information as issued on March 30, 2013

The goodwill arising from the acquisition amounted to EUR 2,171 million which measured as the excess of the aggregate of: (i) the fair value of consideration transferred (EUR 273 million) which was the fair value of NBG shares issued, (ii) the fair value of the non-controlling interests and the net assets of Eurobank attributable to its ordinary shareholders as of December 31, 2012 (EUR (2,249) million).

On March 28, 2013, the Bank of Greece sent letters to the Bank and Eurobank, stating that each bank would have to proceed with the recapitalization which would have to be completed by the end of April 2013 and requesting them to proceed to the relevant necessary actions. On April 1, 2013, the Bank, jointly with Eurobank, sent to the Bank of Greece a letter requesting a formal extension for the recapitalization to June 20, 2013. In this letter, the Bank stated that an extension would allow the Bank adequate time to complete the merger with Eurobank and proceed with the recapitalization as a combined entity. This request was not approved by the Bank of Greece.

On April 7, 2013, the Bank of Greece announced that the recapitalization process for the four major banks (NBG, Eurobank, Alpha Bank and Piraeus Bank) would proceed. On April 8, 2013, the Bank and Eurobank issued a press release stating that the two banks, in agreement with the institutional authorities, would be recapitalized fully and independently of one another. Accordingly, the merger process was suspended.

On April 22, 2013, Eurobank's board of directors announced that it would propose at the general shareholders meeting on April 30, 2013, that all rights be issued without offering preemptive rights to the existing shareholders. On April 30, 2013, this proposal was approved at the general shareholders meeting. As a result, the recapitalization of Eurobank through the Hellenic Financial Stability Fund (“HFSF”) completed on May 31, 2013, led to the Bank's shareholding in Eurobank being reduced to 1.2%, with the HFSF having full voting rights for the Eurobank shares it acquired. In any case, according to the applicable Greek legislation, the shares owned by the HFSF in both banks (regardless whether the 10% of private sector participation during the recapitalization was achieved or not) bear full voting rights (article 7a par. 1 Greek Law 3864/2010) with respect to the approval of significant corporate actions, such as the merger procedure, and hence NBG cannot complete the merger with Eurobank without a consenting vote by the HFSF.

As a result of the above, the Bank was not able to complete the PPA and its investment in Eurobank is accounted for as an AFS investment. The fair value of the investment in Eurobank immediately after recapitalization amounted to EUR 181 million and was the initial balance of Eurobank as an AFS investment. The difference between the initial balance of Eurobank as an AFS investment and the fair value of NBG shares issued to acquire Eurobank amounted to loss of EUR 92 million and was recognised in the consolidated statement of income and comprehensive income within the “Other-Than-Temporary-Impairment (of which NIL was recognised in OCI)” line item. The subsequent decrease in the fair value of the investment in Eurobank amounted to EUR 173 million and has also been recognized in the income statement as OTTI as of December 31,2013.

  On February 15, 2013 NBG Pangaea REIC acquired 100% of the share capital and obtained control of KARELA S.A. which is the owner of an office building superstructure of total gross area 29,900 sq.m. on a plot of total area 35,670 sq.m. located in Paiania Attica. The building at the date of acquisition was already leased to a third party. The consideration paid amounted to EUR 56 million in cash. The acquisition was part of NBG Pangaea REIC investment policy and within the normal course of business of NBG Pangaea REIC in order to increase its presence in the real estate market.

The following table summarises the fair value of assets and liabilities of KARELA S.A. as of the date of acquisition which is February 15, 2013.

KARELA S.A.	February 15, 2013
(EUR in millions)
ASSETS
Due from banks	3
Investment property	122
Other assets	1
Total assets	126

LIABILITIES
Due to banks	55
Derivative financial instruments	4
Other liabilities	10
Total liabilities	69
Net assets	57

  On May 10, 2013 the Bank, acquired, free of any consideration, selected assets and liabilities of FBB which is under special liquidation following the decision 10/1/10.05.2013 of the Bank of Greece Resolution Measures Committee. The difference between the transferred assets and liabilities (“funding gap”) amounted to EUR 457 million and was covered by HFSF by contributing to the Bank EFSF bonds of nominal value equal to the funding gap. The fair value of the EFSF bonds amounted to EUR 462 million.

  On July 26, 2013 the Bank acquired, free of any consideration, selected assets and liabilities of Probank which is under special liquidation following the decision 12/1/26.7.2013 of the Bank of Greece Resolutions Measures Committee. The difference between the transferred assets and liabilities amounted to EUR 563 million and was covered by HFSF by contributing to the Bank cash equal to the funding gap.

As the Bank acquired FBB's and Probank's network of 19 and 112 branches, respectively, with the personnel and operations, that is customers transactions, deposits and loans, each transaction is considered as an acquisition of an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return to the Bank, therefore meets the definition of a business combination of ASC 805 “Business combinations”.

The following tables summarises the fair value of assets acquired, liabilities assumed, as determined by the Bank, and the non-controlling interest at the acquisition date of FBB and Probank:

FBB	May 10, 2013
(EUR in millions)
ASSETS
Due from banks (Central Bank included)	46
Loans and advances to customers	779
Investment securities	58
Property and equipment	8
Other assets	49
Fair value of EFSF bonds received from HFSF (funding gap)	462
Total assets	1,402

LIABILITIES
Due to banks (Central Bank included)	309
Due to customers	1,066
Other liabilities	4
Total liabilities	1,379
Negative goodwill	23

The gross contractual amounts of loans and advances to customers, at the acquisition date, amounted to EUR 1,093 million. At the acquisition date the amount not expected to be collected was EUR 314 million.

The Bank of Greece with its decision 13/7.11.2013 finalised the valuation of the transferred assets and liabilities of FBB and determined the difference (funding gap) to EUR 457 million. HFSF covered the aforesaid difference by contributing to the Bank EFSF bonds of nominal value equal to the funding gap. The fair value of the EFSF bonds amounted to EUR 462 million. The gain “negative goodwill” of EUR 23 million, which is calculated as the difference between the fair value of the transferred assets and liabilities at the acquisition date and the fair value of EFSF bonds received, was recognised directly in the income statement within the “Other non-interest income” line item.

July 26, 2013
Probank	(EUR in millions)
Group
ASSETS
Cash and balance with central bank	60
Due from banks	22
Loans and advances to customers	2,152
Investment securities	240
Property and equipment	30
Other assets	148
Cash received from HFSF (funding gap)	563
Total assets	3,215

LIABILITIES
Due to banks	18
Due to customers	2,983
Other liabilities	26
Non-controlling interest	3
Total liabilities & non-controlling interest	3,030
Negative goodwill	185

The gross contractual amounts of loans and advances to customers, at the acquisition date, amounted to EUR 2,447 million. At the acquisition date, the amount not expected to be collected was EUR 422 million.

The Bank of Greece with its decision 15/30.12.2013 finalised the valuation of the transferred assets and liabilities of Probank and determined the difference (funding gap) to EUR 563 million. HFSF covered the aforesaid difference by contributing to the Bank cash equal to the funding gap. The gain “negative goodwill” of EUR 185 million, which is calculated as the difference between the fair value of the transferred assets and liabilities at the acquisition date and the cash received, was recognised directly in the income statement within the “Other non-interest income” line item.

  On November 25, 2013, the Bank, after obtaining the consent of the HFSF and approval by the European Commission's Directorate General for Competition (“DG Comp”), agreed with Invel Real Estate (Netherlands) II BV to transfer a 66% participation interest out of the 100% held in subsidiary NBG Pangaea REIC at current valuations (NAV) for a total consideration of EUR 653 million, of which EUR 74 million relates to contribution in kind (property of fair value EUR 68 million and receivables of fair value EUR 6 million). The majority of the properties held by NBG Pangaea REIC are leased by NBG.

  On December 30, 2013, after obtaining the approval of all regulatory authorities (including HCMC & HFSF), the above transaction was completed. NBG retains a 34% stake in NBG Pangaea REIC however; following the accounting guidance of ACS 840-40 “Sale-Leaseback Transactions” in combination with the accounting guidance of ACS 360-20 “Real Estate Sales” continues to consolidate NBG Pangaea REIC and did not recognize any profit on the sale of 66% to Invel.

  During 2012, Finansbank acquired 32.86% of Finans Investment Trust for total consideration of TL 6 million. After this transaction the Group owns 83.3% of the entity.
  During 2012, Finansbank acquired 4.61% of Finans Leasing for total consideration of TL 22 million. After this transaction the Group owns 95.3% of the entity;
  On March 15, 2012, the Bank acquired 10.2% of Banca Romaneasca from European Bank for Reconstruction and Development (“EBRD”) through put and call arrangements as provided for in the 2005 shareholders agreement, between the Bank and EBRD. The total consideration paid amounted to EUR 26 million. After this transaction the Group owns 99.3% of the entity;
  On November 9, 2012, the disposal of 51.0% of shares of Finans Pension was finalized, a subsidiary of Finansbank, to Cigna Nederland Gamma B.V. for a cash consideration of TL203 million. Finansbank retained the remaining 49.0% and it was agreed to operate Cigna Finans Pension through a formation of a 51.0% / 49.0% Joint Venture. The total consideration received and the gain on disposal of Cigna Finans Pension are analyzed as follows:

(EUR in millions)
Gain on disposal of Cigna Finans Pension
Total cash consideration	88
Plus: Fair value of interest retained	104
Less: Net assets derecognized	(30)
Less: Expenses	(5)
Gain	157

The gain is included in the caption of the income statement “Other non-interest income”. The portion of the gain related to the remeasurement of the investment retained in the former subsidiary amounted to EUR 89 million and was determined as follows:
(EUR in millions)
Fair value of interest retained (49%)	104
Less: 49% of net assets derecognized (30 x 49%)	(15)
Portion of gain	89

The fair value of the 49.0% interest retained in Finans Pension, was determined by reference to the cash consideration received for the 51.0% disposed of, taking also into consideration the fact that Finansbank is entitled to dividends from Finans Pension in excess of its 49.0% shareholding, provided certain performance thresholds are achieved.

  During 2011, Finansbank disposed of 20.9% of its participation in Finans Investment Trust for TL 5 million. After this transaction the Group owns 52.1% of the entity;
  On September 22, 2011, the Bank established in UK the Variable Interest Entity AGORAZO PLC, for the purposes of consumer loans securitization, in which the Bank has a beneficial interest;
  On September 22, 2011, the Bank established in UK the Variable Interest Entity AUTOKINITO PLC, for the purposes of car loans securitization, in which the Bank has a beneficial interest;
  On September 19, 2011, the Bank established in UK the Variable Interest Entity SPITI PLC, for the purposes of mortgage loans securitization, in which the Bank has a beneficial interest;
  On June 29, 2011, the Bank acquired 49.9% of CPT Investments Ltd from Credit Suisse A.G. The total consideration amounted to EUR 588 million of which amount of EUR 43 million was paid in cash. The remaining amount of EUR 545 million related to waive of debt from Credit Suisse A.G. After this acquisition the Bank holds the 100% of CPT Investments Ltd;

The schedule below presents the effect of changes in NBG Group's ownership interest in its subsidiaries on NBG Group's equity at December 31, comprised:

	2011	2012	2013

	(EUR in milions)
Net income / (loss) attributable to NBG shareholders	(14,539)	(2,537)	37
Transfers (to) / from the non-controlling interest
Increase in NBG's paid-in-capital for purchase of 49.9% of CPT Investments Ltd	217	-	-
Decrease in NBG's paid-in-capital for purchase of 10.2% of Banca Romaneasca	-	(7)	-
Increase / (decrease) in NBG's paid-in-capital duo to minor changes in participations in other subsidiaries	2	(3)	-
Net transfers to / from non-controlling interest	219	(10)	-
Change from net income attributable to NBG shareholders and transfers (to) / from non-controlling interest	(14,320)	(2,547)	37